Summary of significant accounting policies (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Accounting Policies [Abstract]
Foreign cuurency transactions	USD 1.00 to RMB 6.8109 and RMB 7.0288
Foreign cuurency transactions	USD 1.00 to RMB 6.8956 and RMB 7.1837
Doubtful accounts for accounts receivable	$ 467,358	¥ 3,183,129	¥ 5,513,270
Contract assets		0	0
Contract liabilities	$ 617,339	¥ 4,204,635	¥ 5,483,268